Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Right of Use Assets [Abstract]
Schedule of supplemental balance sheet information related to operating leases
	As of December 31,
	2022	2022
	RMB	USD
Right-of-use assets, net	19,209	2,785

Operating lease liabilities - current	7,174	1,040
Operating lease liabilities - non-current	12,773	1,852
Total operating lease liabilities	19,947	2,892

Schedule of weighted average remaining lease terms and discount rates for all of operating leases
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.75 years
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities
Twelve months ending June 30,	RMB	USD
2023	7,911	1,147
2024	8,360	1,212
2025	4,210	610
2026	707	103
Total future minimum lease payments	21,188	3,072
Less: imputed interest	1,241	180
Present value of lease liabilities	19,947	2,892